Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Delaware Group Adviser Funds
Entity Central Index Key	0000910682
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Delaware Diversified Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Delaware Diversified Income Fund
Class Name	Class A
Trading Symbol	DPDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Diversified Income Fund (Fund) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management's discussion of

Fund performance
Performance highlights
Delaware Diversified Income Fund (Class A) returned 12.25% (excluding sales charge) for the 12 months ended
October 31, 2024.
During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 10.55%.
Top contributors to performance:
Treasury yields fluctuated over the 12-month reporting period but ended lower as the US Federal Reserve (Fed) eventually cut interest rates. The Fund adjusted accordingly, and its positioning across the yield curve contributed to performance
.

Allocations to the corporate bond and structured finance sectors contributed to the Fund’s performance.
Top detractors from performance:
Selection within the agency mortgage-backed securities (MBS) market, particularly the 30-year conventional lower coupons, detracted from performance. Overall mortgage rates depressed prepayments, adversely affecting agency MBS performance.
Higher volatility over the reporting period adversely affected the performance of the Fund's agency MBS holdings.
Selection within investment grade public corporates, especially allocations within the cable and satellite industry group, detracted from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns ( as of October 31, 2024 )	1 year	5 year	10 year
Delaware Diversified Income Fund (Class A) – including sales charge	7.25%	-0.44%	1.29%
Delaware Diversified Income Fund (Class A) – excluding sales charge	12.25%	0.49%	1.76%
Bloomberg US Aggregate Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 26, 2024
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 3,011,179,121
Holdings Count | Holding	900
Advisory Fees Paid, Amount	$ 8,931,520
Investment Company, Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of October 31, 2024)
Fund net assets	$ 3,011,179,121
Total number of portfolio holdings	900
Total advisory fees paid	$ 8,931,520
Portfolio turnover rate	106%

Holdings [Text Block]
Fund
holdings
(as of October 31, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	32.73%
Agency Mortgage-Backed Securities	27.60%
US Treasury Obligations	15.23%
Non-Agency Commercial Mortgage-Backed Securities	8.03%
Loan Agreements	3.94%
Non-Agency Asset-Backed Securities	3.75%
Non-Agency Collateralized Mortgage Obligations	2.84%
Short-Term Investments	1.86%
Collateralized Debt Obligations	1.25%
Sovereign Bonds	1.18%

Material Fund Change [Text Block]
Material Fund changes
Effective July 26, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.42% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025, at
delawarefunds.com/literature
or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	Effective July 26, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.42% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025, at
delawarefunds.com/literature
or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	delawarefunds.com/literature
Delaware Diversified Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Delaware Diversified Income Fund
Class Name	Class C
Trading Symbol	DPCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Diversified Income Fund (Fund) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 153	1.45%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
Management's discussion of

Fund performance
Performance highlights
Delaware Diversified Income Fund (Class C) returned 11.26% (excluding sales charge) for the 12 months ended
October 31, 2024.
During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 10.55%.
Top contributors to performance:
Treasury yields fluctuated over the 12-month reporting period but ended lower as the US Federal Reserve (Fed) eventually cut interest rates. The Fund adjusted accordingly, and its positioning across the yield curve contributed to performance.
Allocations to the corporate bond and structured finance sectors contributed to the Fund’s performance.
Top detractors from performance:
Selection within the agency mortgage-backed securities (MBS) market, particularly the 30-year conventional lower coupons, detracted from performance. Overall mortgage rates depressed prepayments, adversely affecting agency MBS performance.
Higher volatility over the reporting period adversely affected the performance of the Fund's agency MBS holdings.
Selection within investment grade public corporates, especially allocations within the cable and satellite industry group, detracted from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns ( as of October 31, 2024 )	1 year	5 year	10 year
Delaware Diversified Income Fund (Class C) – including sales charge	10.26%	-0.29%	0.99%
Delaware Diversified Income Fund (Class C) – excluding sales charge	11.26%	-0.29%	0.99%
Bloomberg US Aggregate Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 26, 2024
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 3,011,179,121
Holdings Count | Holding	900
Advisory Fees Paid, Amount	$ 8,931,520
Investment Company, Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of October 31, 2024)
Fund net assets	$ 3,011,179,121
Total number of portfolio holdings	900
Total advisory fees paid	$ 8,931,520
Portfolio turnover rate	106%

Holdings [Text Block]
Fund
holdings
(as of October 31, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	32.73%
Agency Mortgage-Backed Securities	27.60%
US Treasury Obligations	15.23%
Non-Agency Commercial Mortgage-Backed Securities	8.03%
Loan Agreements	3.94%
Non-Agency Asset-Backed Securities	3.75%
Non-Agency Collateralized Mortgage Obligations	2.84%
Short-Term Investments	1.86%
Collateralized Debt Obligations	1.25%
Sovereign Bonds	1.18%

Material Fund Change [Text Block]
Material Fund changes
Effective July 26, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.42% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025, at
delawarefunds.com/literature
or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	Effective July 26, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.42% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025, at
delawarefunds.com/literature
or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	delawarefunds.com/literature
Delaware Diversified Income Fund - Class R
Shareholder Report [Line Items]
Fund Name	Delaware Diversified Income Fund
Class Name	Class R
Trading Symbol	DPRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Diversified Income Fund (Fund) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$ 101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management's discussion of

Fund performance
Performance highlights
Delaware Diversified Income Fund (Class R) returned 11.98% (excluding sales charge) for the 12 months ended
October 31, 2024.
During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 10.55%.
Top contributors to performance:
Treasury yields fluctuated over the 12-month reporting period but ended lower as the US Federal Reserve (Fed) eventually cut interest rates. The Fund adjusted accordingly, and its positioning across the yield curve contributed to performance.
Allocations to the corporate bond and structured finance sectors contributed to the Fund’s performance.
Top detractors from performance:
Selection within the agency mortgage-backed securities (MBS) market, particularly the 30-year conventional lower coupons, detracted from performance. Overall mortgage rates depressed prepayments, adversely affecting agency MBS performance.
Higher volatility over the reporting period adversely affected the performance of the Fund's agency MBS holdings.
Selection within investment grade public corporates, especially allocations within the cable and satellite industry group, detracted from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns ( as of October 31, 2024 )	1 year	5 year	10 year
Delaware Diversified Income Fund (Class R) – including sales charge	11.98%	0.21%	1.49%
Delaware Diversified Income Fund (Class R) – excluding sales charge	11.98%	0.21%	1.49%
Bloomberg US Aggregate Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 26, 2024
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 3,011,179,121
Holdings Count | Holding	900
Advisory Fees Paid, Amount	$ 8,931,520
Investment Company, Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of October 31, 2024)
Fund net assets	$ 3,011,179,121
Total number of portfolio holdings	900
Total advisory fees paid	$ 8,931,520
Portfolio turnover rate	106%

Holdings [Text Block]
Fund
holdings
(as of October 31, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	32.73%
Agency Mortgage-Backed Securities	27.60%
US Treasury Obligations	15.23%
Non-Agency Commercial Mortgage-Backed Securities	8.03%
Loan Agreements	3.94%
Non-Agency Asset-Backed Securities	3.75%
Non-Agency Collateralized Mortgage Obligations	2.84%
Short-Term Investments	1.86%
Collateralized Debt Obligations	1.25%
Sovereign Bonds	1.18%

Material Fund Change [Text Block]
Material Fund changes
Effective July 26, 2024, the Fund introduced a revised fee waiver for Class R shares of 0.42% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025, at
delawarefunds.com/literature
or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	Effective July 26, 2024, the Fund introduced a revised fee waiver for Class R shares of 0.42% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025, at
delawarefunds.com/literature
or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	delawarefunds.com/literature
Delaware Diversified Income Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Delaware Diversified Income Fund
Class Name	Institutional Class
Trading Symbol	DPFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Diversified Income Fund (Fund) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management's discussion of

Fund performance
Performance highlights
Delaware Diversified Income Fund (Institutional Class) returned 12.53% (excluding sales charge) for the 12 months ended
October 31, 2024.
During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 10.55%.
Top contributors to performance:
Treasury yields fluctuated over the 12-month reporting period but ended lower as the US Federal Reserve (Fed) eventually cut interest rates. The Fund adjusted accordingly, and its positioning across the yield curve contributed to performance.
Allocations to the corporate bond and structured finance sectors contributed to the Fund’s performance.
Top detractors from performance:
Selection within the agency mortgage-backed securities (MBS) market, particularly the 30-year conventional lower coupons, detracted from performance. Overall mortgage rates depressed prepayments, adversely affecting agency MBS performance.
Higher volatility over the reporting period adversely affected the performance of the Fund's agency MBS holdings.
Selection within investment grade public corporates, especially allocations within the cable and satellite industry group, detracted from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns ( as of October 31, 2024 )	1 year	5 year	10 year
Delaware Diversified Income Fund (Institutional Class) – including sales charge	12.53%	0.71%	2.00%
Delaware Diversified Income Fund (Institutional Class) – excluding sales charge	12.53%	0.71%	2.00%
Bloomberg US Aggregate Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 26, 2024
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 3,011,179,121
Holdings Count | Holding	900
Advisory Fees Paid, Amount	$ 8,931,520
Investment Company, Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of October 31, 2024)
Fund net assets	$ 3,011,179,121
Total number of portfolio holdings	900
Total advisory fees paid	$ 8,931,520
Portfolio turnover rate	106%

Holdings [Text Block]
Fund
holdings
(as of October 31, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total
net assets of the Fund.
Portfolio composition
Corporate Bonds	32.73%
Agency Mortgage-Backed Securities	27.60%
US Treasury Obligations	15.23%
Non-Agency Commercial Mortgage-Backed Securities	8.03%
Loan Agreements	3.94%
Non-Agency Asset-Backed Securities	3.75%
Non-Agency Collateralized Mortgage Obligations	2.84%
Short-Term Investments	1.86%
Collateralized Debt Obligations	1.25%
Sovereign Bonds	1.18%

Material Fund Change [Text Block]
Material Fund changes
Effective July 26, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.42% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025, at
delawarefunds.com/literature
or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	Effective July 26, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.42% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025, at
delawarefunds.com/literature
or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	delawarefunds.com/literature
Delaware Diversified Income Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Delaware Diversified Income Fund
Class Name	Class R6
Trading Symbol	DPZRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Diversified Income Fund (Fund) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$ 38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of

Fund performance
Performance highli
gh
ts
Delaware Diversified Income Fund (Class R6) returned 12.63% (excluding sales charge) for the 12 months ended
October 31, 2024.
During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 10.55%.
Top contributors to performance:
Treasury yields fluctuated over the 12-month reporting period but ended lower as the US Federal Reserve (Fed) eventually cut interest rates. The Fund adjusted accordingly, and its positioning across the yield curve contributed to performance.
Allocations to the corporate bond and structured finance sectors contributed to the Fund’s performance.
Top detractors from performance:
Selection within the agency mortgage-backed securities (MBS) market, particularly the 30-year conventional lower coupons, detracted from performance. Overall mortgage rates depressed prepayments, adversely affecting agency MBS performance.
Higher volatility over the reporting period adversely affected the performance of the Fund's agency MBS holdings.
Selection within investment grade public corporates, especially allocations within the cable and satellite industry group, detracted from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns ( as of October 31, 2024 )	1 year	5 year	Since inception (5/2/16)
Delaware Diversified Income Fund (Class R6) – including sales charge	12.63%	0.80%	2.21%
Delaware Diversified Income Fund (Class R6) – excluding sales charge	12.63%	0.80%	2.21%
Bloomberg US Aggregate Index	10.55%	-0.23%	1.22%

Performance Inception Date	May 02, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 26, 2024
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 3,011,179,121
Holdings Count | Holding	900
Advisory Fees Paid, Amount	$ 8,931,520
Investment Company, Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of October 31, 2024)
Fund net assets	$ 3,011,179,121
Total number of portfolio holdings	900
Total advisory fees paid	$ 8,931,520
Portfolio turnover rate	106%

Holdings [Text Block]
Fund
holdings
(as of October 31, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	32.73%
Agency Mortgage-Backed Securities	27.60%
US Treasury Obligations	15.23%
Non-Agency Commercial Mortgage-Backed Securities	8.03%
Loan Agreements	3.94%
Non-Agency Asset-Backed Securities	3.75%
Non-Agency Collateralized Mortgage Obligations	2.84%
Short-Term Investments	1.86%
Collateralized Debt Obligations	1.25%
Sovereign Bonds	1.18%

Material Fund Change [Text Block]
Material Fund changes
Effective July 26, 2024, the Fund introduced a revised fee waiver for Class R6 shares of 0.33% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025, at
delawarefunds.com/literature
or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	Effective July 26, 2024, the Fund introduced a revised fee waiver for Class R6 shares of 0.33% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025, at
delawarefunds.com/literature
or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	delawarefunds.com/literature